SUPPLEMENTAL CASH FLOW INFORMATION - Disclosure of detailed information about non-cash balances related to operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Supplemental Cash Flow Information [Abstract]
Decrease (Increase) in funds receivable from payment processors	$ (790)	$ 1,717
Increase in accounts receivable	(12,546)	(1,577)
Decrease in prepaid taxes	189	74
Decrease (Increase) in prepaid expenses and other assets	1,356	(1,655)
Decrease (Increase) in other assets	(216)	2,661
Increase in accounts payable and accrued liabilities	4,277	1,491
Increase (Decrease) in income taxes payable	2,209	(578)
Increase (Decrease) in other liabilities	(800)	237
Increase in payable to loyalty program partners	8,521	4,182
Total non-cash balances related to operations	$ 2,200	$ 6,552